Other Income, Net	6 Months Ended
Jun. 30, 2021
Other Income and Expenses [Abstract]
Other Income, Net	OTHER INCOME, NET

Periods ended June 30	Quarter		Year-to-Date
($ millions)	2021	2020	2021	2020
Equity component, allowance for funds used during construction	17	21	39	35
Non-service benefit cost	12	9	23	18
Derivative gains	4	7	13	—
Interest income	2	3	4	8
Other	7	7	13	(5)
	42	47	92	56